Short term borrowings (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Short term borrowings
Short-term borrowings	¥ 289,062,000	¥ 815,260,000
Restricted cash	¥ 198,320,000	¥ 1,043,718,000
Weighted average
Short term borrowings
Interest rate (in percent)	4.61%	3.93%
Secured
Short term borrowings
Short-term borrowings		¥ 663,136,000
Secured | Beijing Haidian
Short term borrowings
Short-term borrowings	¥ 9,014,000
Secured | Shenzhen HTI Financing Guarantee Co., Ltd
Short term borrowings
Short-term borrowings	53,722,000
Unsecured
Short term borrowings
Short-term borrowings	289,062,000	¥ 152,124,000
Borrowings secured by restricted cash
Short term borrowings
Short-term borrowings	597,400,000
Restricted cash	670,022,000
Borrowings guaranteed by the accounts receivable | BER Technology
Short term borrowings
Short-term borrowings	¥ 3,000,000